Expense Example, No Redemption (Vanguard Tax-Managed Small-Cap Fund, USD $)	12 Months Ended
Dec. 31, 2013
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	$ 103